Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of supplemental cash flow information related to operating leases
Year Ended December 31, 2020
Cash payments for operating leases	$471
New operating lease assets obtained in exchange for operating lease liabilities	$171

Schedule of future lease payments under operating leases
Operating Leases
2021	$432
2022	423
2023	396
2024	93
Total future lease payments	1,344
Less imputed interest	(64)
Total lease liability balance	$1,280